EPS Calculation (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2010	Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings per Share
Income from Continuing Operations	$ 292.5	$ 266.3	$ 217.1	$ 247.5	$ 282.9	$ 254.5	$ 226.0	$ 222.7	$ 1,023.4	$ 986.1	$ 807.1
Income from Discontinued Operations									1.7	47.0	44.2
Gain (Loss) on Disposal of Discontinued Operations, Net									304.8	2.5	(1.0)
Net Income	288.9	265.4	523.4	252.2	297.5	268.5	237.3	232.3	1,329.9	1,035.6	850.3
Income Allocable to Participating Securities									0	(0.2)	(0.6)
Net Income for Earnings per Share									$ 1,329.9	$ 1,035.4	$ 849.7
Basic Weighted Average Shares									380.8	403.3	412.4
Effect of Convertible Debentures									0.6	2.9	8.5
Effect of Stock Options and Restricted Stock/Units									3.4	3.2	1.9
Diluted Weighted Average Shares									384.8	409.4	422.8
Basic Earnings per Share:
Continuing operations (in dollars per share)	$ 0.78	$ 0.70	$ 0.57	$ 0.64	$ 0.72	$ 0.64	$ 0.55	$ 0.54	$ 2.69	$ 2.45	$ 1.96
Discontinued operations (in dollars per share)									$ 0.80	$ 0.12	$ 0.10
Earnings Per Share, Basic (in dollars per share)	$ 0.77	$ 0.70	$ 1.37	$ 0.65	$ 0.76	$ 0.67	$ 0.58	$ 0.57	$ 3.49	$ 2.57	$ 2.06
Diluted Earnings per Share:
Continuing operations (in dollars per share)	$ 0.78	$ 0.70	$ 0.56	$ 0.63	$ 0.71	$ 0.63	$ 0.54	$ 0.53	$ 2.66	$ 2.41	$ 1.91
Discontinued operations (in dollars per share)									$ 0.80	$ 0.12	$ 0.10
Earnings Per Share, Diluted (in dollars per share)	$ 0.77	$ 0.69	$ 1.36	$ 0.64	$ 0.75	$ 0.66	$ 0.57	$ 0.56	$ 3.46	$ 2.53	$ 2.01
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive Stock Options Excluded From Computation Of Earnings Per Share									6.9	8.1	10.9